Contributed Equity - Additional Information (Details) - shares	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Number of shares issued and fully paid	485,951,369	404,601,384	348,206,772